REPORTABLE SEGMENTS - Schedule Income and Expenses by Reportable Segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 8,661,555	$ 8,882,891	$ 21,637,761	$ 18,218,263
Net gain / (loss) on digital assets				324,378
Net gain / (loss) on investments				(38,469)
Net gain / (loss) on derivatives trading				188,962
Revenues and gains / (losses) from operations	9,056,649	8,864,711	21,912,524	18,693,134
Transaction expenses	8,629,940	8,834,836	21,576,949	18,122,926
Compensation and benefits	64,969	61,253	121,922	122,324
Notes interest expense	14,240	7,040	28,311	14,016
Depreciation and amortization	7,458	10,956	20,071	20,456
Other expenses	46,172	32,358	150,793	62,664
Total operating expenses	8,890,256	9,003,390	22,137,952	18,424,859
Unrealized gain / (loss) on notes payable – derivative	(125,150)	(2,573)	(35,544)	(12,286)
Other income / (expense), net	918	1,612	1,590	1,825
Total other income / (expense)	(124,232)	(961)	(33,954)	(10,461)
Net income / (loss) for the period, before taxes	42,161	(139,640)	(259,382)	257,814
Income tax expense / (benefit)	11,470	(14,044)	5,358	(4,717)
Unit holders of the Company	30,691	(125,596)	(264,740)	262,531
Net income / (loss)	30,691	(125,596)	(264,740)	262,531
Digital Assets
Segment Reporting Information [Line Items]
Revenue	8,655,745	8,858,973	21,627,274	18,161,542
Net gain / (loss) on digital assets				(40,158)
Net gain / (loss) on investments				2,520
Net gain / (loss) on derivatives trading				101,523
Revenues and gains / (losses) from operations	8,711,215	8,855,900	21,775,114	18,225,427
Transaction expenses	8,596,478	8,810,103	21,517,337	18,073,294
Compensation and benefits	45,347	45,374	84,173	87,649
Notes interest expense	0	0	0	0
Depreciation and amortization	3,560	3,182	7,115	4,489
Other expenses	25,058	17,932	43,879	31,982
Total operating expenses	8,713,750	8,886,924	21,774,119	18,216,681
Unrealized gain / (loss) on notes payable – derivative	0	0	0	0
Other income / (expense), net	0	0	0	0
Total other income / (expense)	0	0	0	0
Net income / (loss) for the period, before taxes	(2,535)	(31,024)	995	8,746
Income tax expense / (benefit)	0	0	0	0
Net income / (loss)	(2,535)	(31,024)	995	8,746
Data Centers
Segment Reporting Information [Line Items]
Revenue	0	0	0	0
Net gain / (loss) on digital assets				0
Net gain / (loss) on investments				0
Net gain / (loss) on derivatives trading				0
Revenues and gains / (losses) from operations	0	0	0	0
Transaction expenses	0	0	0	0
Compensation and benefits	0	0	1,263	0
Notes interest expense	0	0	0	0
Depreciation and amortization	0	1,800	1,251	3,474
Other expenses	0	0	385	0
Total operating expenses	0	1,800	2,899	3,474
Unrealized gain / (loss) on notes payable – derivative	0	0	0	0
Other income / (expense), net	0	0	0	0
Total other income / (expense)	0	0	0	0
Net income / (loss) for the period, before taxes	0	(1,800)	(2,899)	(3,474)
Income tax expense / (benefit)	0	0	0	0
Net income / (loss)	0	(1,800)	(2,899)	(3,474)
Treasury and Corporate
Segment Reporting Information [Line Items]
Revenue	5,810	23,918	10,487	56,721
Net gain / (loss) on digital assets				364,536
Net gain / (loss) on investments				(40,989)
Net gain / (loss) on derivatives trading				87,439
Revenues and gains / (losses) from operations	345,434	8,811	137,410	467,707
Transaction expenses	33,462	24,733	59,612	49,632
Compensation and benefits	19,622	15,879	36,486	34,675
Notes interest expense	14,240	7,040	28,311	14,016
Depreciation and amortization	3,898	5,974	11,705	12,493
Other expenses	21,114	14,426	106,529	30,682
Total operating expenses	176,506	114,666	360,934	204,704
Unrealized gain / (loss) on notes payable – derivative	(125,150)	(2,573)	(35,544)	(12,286)
Other income / (expense), net	918	1,612	1,590	1,825
Total other income / (expense)	(124,232)	(961)	(33,954)	(10,461)
Net income / (loss) for the period, before taxes	44,696	(106,816)	(257,478)	252,542
Income tax expense / (benefit)	11,470	(14,044)	5,358	(4,717)
Net income / (loss)	33,226	(92,772)	(262,836)	257,259
Galaxy Digital Holdings, LP
Segment Reporting Information [Line Items]
Revenue	8,661,535	8,882,891	21,637,741	18,218,263	$ 42,596,673	$ 51,626,779	$ 119,825,847
Net gain / (loss) on digital assets					634,557	333,450	938,365
Net gain / (loss) on investments					258,791	97,827	(464,918)
Net gain / (loss) on derivatives trading					267,769	151,583	192,558
Revenues and gains / (losses) from operations	9,056,629	8,864,711	21,912,504	18,693,134	43,757,790	52,209,639	120,491,852
Transaction expenses	8,629,940	8,834,836	21,576,951	18,122,926	42,741,776	51,592,423	120,995,931
Compensation and benefits					265,591	219,256	216,201
Notes interest expense					30,804	27,285	37,029
Depreciation and amortization					46,892	22,945	12,852
Other expenses					313,991	93,564	179,059
Total operating expenses	8,894,999	9,003,390	22,142,696	18,424,859	43,399,054	51,955,473	121,441,072
Operating income					358,736	254,166	(949,220)
Change in fair value of warrant liability					0	0	20,322
Unrealized gain / (loss) on notes payable – derivative					(31,727)	(9,603)	57,998
Other income / (expense), net	(124,925)	(961)	(34,647)	(10,461)	2,774	(135)	26,480
Total other income / (expense)					(28,953)	(9,738)	104,800
Net income / (loss) for the period, before taxes	36,705	(139,640)	(264,839)	257,814	329,783	244,428	(844,420)
Income tax expense / (benefit)	5,858	(14,044)	(254)	(4,717)	(16,939)	15,914	(28,291)
Unit holders of the Company					346,722	228,514	(718,910)
Net income / (loss)	$ 30,847	$ (125,596)	$ (264,585)	$ 262,531	346,722	228,514	(816,129)
Redeemable noncontrolling interests					0	0	(97,219)
Galaxy Digital Holdings, LP | Digital Assets
Segment Reporting Information [Line Items]
Revenue					42,497,063	51,565,491	119,785,259
Net gain / (loss) on digital assets					57,560	22,527	(289,497)
Net gain / (loss) on investments					17,425	0	0
Net gain / (loss) on derivatives trading					168,355	65,380	100,341
Revenues and gains / (losses) from operations					42,740,403	51,653,398	119,596,103
Transaction expenses					42,437,298	51,509,381	119,437,498
Compensation and benefits					175,925	148,909	134,550
Notes interest expense					0	0	0
Depreciation and amortization					11,446	4,344	0
Other expenses					68,725	44,854	95,578
Total operating expenses					42,693,394	51,707,488	119,667,626
Operating income					47,009	(54,090)	(71,523)
Change in fair value of warrant liability							0
Unrealized gain / (loss) on notes payable – derivative					0	0	0
Other income / (expense), net					0	0	0
Total other income / (expense)					0	0	0
Net income / (loss) for the period, before taxes					47,009	(54,090)	(71,523)
Income tax expense / (benefit)					0	0	0
Unit holders of the Company					47,009	(54,090)	(71,523)
Net income / (loss)							(71,523)
Redeemable noncontrolling interests							0
Galaxy Digital Holdings, LP | Data Centers
Segment Reporting Information [Line Items]
Revenue					0	0	0
Net gain / (loss) on digital assets					0	0	0
Net gain / (loss) on investments					0	0	0
Net gain / (loss) on derivatives trading					0	0	0
Revenues and gains / (losses) from operations					0	0	0
Transaction expenses					0	0	0
Compensation and benefits					0	0	0
Notes interest expense					0	0	0
Depreciation and amortization					7,497	5,548	0
Other expenses					0	0	0
Total operating expenses					7,497	5,548	0
Operating income					(7,497)	(5,548)	0
Change in fair value of warrant liability							0
Unrealized gain / (loss) on notes payable – derivative					0	0	0
Other income / (expense), net					0	0	0
Total other income / (expense)					0	0	0
Net income / (loss) for the period, before taxes					(7,497)	(5,548)	0
Income tax expense / (benefit)					0	0	0
Unit holders of the Company					(7,497)	(5,548)	0
Net income / (loss)							0
Redeemable noncontrolling interests							0
Galaxy Digital Holdings, LP | Treasury and Corporate
Segment Reporting Information [Line Items]
Revenue					99,610	61,288	40,588
Net gain / (loss) on digital assets					576,997	310,923	1,227,862
Net gain / (loss) on investments					241,366	97,827	(464,918)
Net gain / (loss) on derivatives trading					99,414	86,203	92,217
Revenues and gains / (losses) from operations					1,017,387	556,241	895,749
Transaction expenses					304,478	83,042	1,558,433
Compensation and benefits					89,666	70,347	81,651
Notes interest expense					30,804	27,285	37,029
Depreciation and amortization					27,949	13,053	12,852
Other expenses					245,266	48,710	83,481
Total operating expenses					698,163	242,437	1,773,446
Operating income					319,224	313,804	(877,697)
Change in fair value of warrant liability							20,322
Unrealized gain / (loss) on notes payable – derivative					(31,727)	(9,603)	57,998
Other income / (expense), net					2,774	(135)	26,480
Total other income / (expense)					(28,953)	(9,738)	104,800
Net income / (loss) for the period, before taxes					290,271	304,066	(772,897)
Income tax expense / (benefit)					(16,939)	15,914	(28,291)
Unit holders of the Company					$ 307,210	$ 288,152	(647,387)
Net income / (loss)							(744,606)
Redeemable noncontrolling interests							$ (97,219)